Equity - NCI and Consolidated VIE Disclosures (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	May 05, 2016	Sep. 01, 2016	Jun. 02, 2016	Mar. 03, 2016	Dec. 03, 2015	Sep. 03, 2015	Jun. 04, 2015	Mar. 05, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014	Aug. 29, 2013
Variable Interest Entity [Line Items]
Noncontrolling interests in subsidiaries		$ 848				$ 937				$ 848	$ 937
R and D expenses reduced by reimbursements from Intel										(1,617)	(1,540)	$ (1,371)
Net sales		3,217	$ 2,898	$ 2,934	$ 3,350	3,600	$ 3,853	$ 4,166	$ 4,573	12,399	16,192	16,358
Noncontrolling Interest Items [Abstract]
IMFT distributions to Intel										34	6	18
Intel contributions to IMFT										37	142	102
Acquisition of noncontrolling interests										93		146
Non-Volatile Memory | Non-Trade Sales
Variable Interest Entity [Line Items]
Net sales										501	463	475
Intel | Non-Volatile Memory | Non-Trade Sales
Variable Interest Entity [Line Items]
Net sales										501	463	475
Intel | Collaborative Arrangement Process Design and Process Development
Variable Interest Entity [Line Items]
R and D expenses reduced by reimbursements from Intel										205	224	137
Other Consolidated Entities
Variable Interest Entity [Line Items]
Noncontrolling interests in subsidiaries		16				15				16	15
Rexchip Electronics Corporation, now known as Micron Memory Taiwan Co., Ltd.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage by noncontrolling owners (in hundredths)													11.00%
Noncontrolling Interest Items [Abstract]
Acquisition of noncontrolling interests												146
Variable Interest Entity, Primary Beneficiary | IM Flash Technologies, LLC
Variable Interest Entity [Line Items]
Noncontrolling interests in subsidiaries		$ 832				$ 829				$ 832	$ 829
Variable interest entity, ownership percentage by noncontrolling owners (in hundredths)		49.00%				49.00%				49.00%	49.00%
Ownership percentage after stock transactions during period (in hundredths)		51.00%								51.00%
Noncontrolling Interest Items [Abstract]
IMFT distributions to Micron										$ 36	$ 6	10
IMFT distributions to Intel										34	6	10
Micron contributions to IMFT										38	148	106
Intel contributions to IMFT										37	142	102
Variable Interest Entity, Primary Beneficiary | MP Mask Technology Center, LLC
Variable Interest Entity [Line Items]
Noncontrolling interests in subsidiaries		$ 0				$ 93				$ 0	$ 93
Variable interest entity, ownership percentage by noncontrolling owners (in hundredths)		0.00%				50.00%				0.00%	50.00%
Ownership percentage after stock transactions during period (in hundredths)	50.00%
Noncontrolling Interest
Noncontrolling Interest Items [Abstract]
IMFT distributions to Intel										$ 34	$ 6	18
Acquisition of noncontrolling interests										$ 93		180
Noncontrolling Interest | MP Mask Technology Center, LLC
Noncontrolling Interest Items [Abstract]
Acquisition of noncontrolling interests	$ 93
Noncontrolling Interest | Rexchip Electronics Corporation, now known as Micron Memory Taiwan Co., Ltd.
Noncontrolling Interest Items [Abstract]
Acquisition of noncontrolling interests												180
Additional Capital
Noncontrolling Interest Items [Abstract]
Acquisition of noncontrolling interests												(34)
Additional Capital | Rexchip Electronics Corporation, now known as Micron Memory Taiwan Co., Ltd.
Noncontrolling Interest Items [Abstract]
Acquisition of noncontrolling interests												$ (34)